Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Share-based Payment Arrangement [Abstract]
Weighted-Average Fair Value for Time-Based and Performance-Based Options and RSUs Granted

The respective models resulted in a weighted-average fair value for time-based and performance-based options and RSUs granted as of September 28, 2019 were as follows:

September 28, 2019
Time-based options	$7.66
Performance-based options	6.80
RSUs	27.13

The respective models resulted in a weighted-average fair value for time-vesting and performance-based options and RSUs granted as of December 30, 2017 and December 29, 2018 as follows:

	December 30, 2017	December 29, 2018
Time-vesting options	$2.31	$2.96
RSUs	7.72	10.36
Performance-vesting options	2.91	4.65

Assumptions Used to Estimate Fair Values of Time-Based Options

The fair values of time-based options were estimated as of the grant date using the Black-Scholes valuation model with the following assumptions:

39 Weeks Ended
September 28, 2019
Exercise price	$21.66
Volatility	30.2%
Risk-free rate	1.9%
Dividend yield	—%
Expected life (in years)	6.83

The following assumptions were used:

	December 30, 2017	December 29, 2018
Exercise price	$9.06	$11.98
Volatility	50%	35%
Risk-free rate	1.5%	2.6%
Dividend yield	0.0%	0.0%
Expected life (in years)	2.5	2.8

Summary of Stock Option Activity

The following table summarizes our stock option activity under all equity incentive plans during the 39 weeks ended September 28, 2019:

	Time-Based Options		Performance-Based Options
	Number of Options	Weighted- Average Exercise Price	Number of Options		Weighted- Average Exercise Price
Outstanding—December 29, 2018	5,798,375	$7.53	5,795,330		$4.40

Granted	1,363,822	21.66	99,788		17.29
Exercised	(134,831)	7.19	—		—
Forfeitures	(98,855)	12.69	(117,997)		7.15

Outstanding—September 28, 2019	6,928,511	10.25	5,777,121		4.56

Total exercisable at September 28, 2019	4,139,387		—

Total vested and expected to vest at September 28, 2019	6,818,347		5,681,118	(1)

(1)	No performance-based options are vested as of September 28, 2019. The number above reflects the 5.8 million unvested outstanding performance-based options, net of estimated forfeitures.

Time-vesting options, performance-based options, and RSUs under the 2014 plan as of December 30, 2017 and December 29, 2018 are as follows:

	Time-Vesting Options		Performance-Based Options			Restricted Stock Units
	Number of Options	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price		Number of RSUs	Weighted- Average Exercise Price
Outstanding—December 31, 2016	5,401,780	$7.20	5,353,473	$5.99		54,118	$—

Granted	225,001	9.06	225,004	9.06		46,686	—
Vested	—	—	—	—		—
Exercised	(30,169)	7.13	—	—		—	—
Forfeitures	(67,776)	7.37	(52,617)	6.04		—	—

Outstanding—December 30, 2017	5,528,836	7.27	5,525,860	6.11		100,804	—

Granted	334,535	11.98	334,536	11.98		34,200	—
Vested	—	—	—	—		(54,184)
Exercised	(2,946)	8.47	—	—		—	—
Forfeitures	(62,050)	8.10	(65,066)	6.81		—	—

Outstanding—December 29, 2018	5,798,375	7.53	5,795,330	4.40	(1)	80,820	—

Total exercisable at December 29, 2018	4,164,077		—

Total vested at December 29, 2018						115,927

Total vested and expected to vest at December 29, 2018	5,683,703		5,667,722			196,745

(1)

The decrease in weighted-average exercise price for outstanding performance-based options at December 29, 2018 is due to the dividend declared on October 22, 2018 pursuant to which all performance-based options outstanding on this date received a $2.10 downward adjustment to their exercise price. Please see further information in Note 6 below.

Summary of RSU Activity

The following table summarizes our RSU activity under all equity incentive plans during the 39 weeks ended September 28, 2019:

	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested—December 29, 2018	80,820	$8.80
Granted	195,135	27.13
Vested / Released	(42,464)	8.36
Canceled / forfeited	(6,023)	29.99

Outstanding—September 28, 2019	227,468	24.04